Other receivables and current assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivables and current assets

Note 5 – Other receivables and current assets

Other receivables and currents assets consist of the following:

	As of December 31,
	2024	2023
Deferred offering costs	$1,839,846	$581,536
Deposits	5,434,606	6,985,015
Prepayments	626,540	739,881
Other receivables	12,305,853	15,894,278
Total	$20,206,845	$24,200,710

Deposits consist of cargo deposit paid to third party supplier for upgrading of payment term and credit limit, deposit paid to third party contingent suppliers for supply of fuel oil. The deposits paid to suppliers are pledged for the purpose of obtaining purchases credit limit and is only refundable to the Company in the event the credit limit is terminated or to offset against any outstanding amount due to the suppliers.

Prepayments consist of advance payments to insurance, utilities and secretary fee.

Other receivables consist of advance payment to suppliers for purchase of cargo oil.